Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Goldman Sachs Trust and Shareholders of the Funds listed in Appendix A

In planning and performing our audits of the financial statements of the Funds listed in Appendix A, (hereafter collectively referred to as the “Funds”) as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds’ is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2023.

This report is intended solely for the information and use of the Board of Trustees of Goldman Sachs Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ PricewaterhouseCoopers LLP

Boston, MA

May 25, 2023

Information Classification: Confidential

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA 02210

T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

Appendix A

Fund	Period
Goldman Sachs Enhanced Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Government Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Inflation Protected Securities Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Short Duration Bond Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Short Duration Government Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Short-Term Conservative Income	April 1, 2022 – March 31, 2023
Goldman Sachs Emerging Markets Debt Fund	April 1, 2022 – March 31, 2023
Goldman Sachs High Yield Fund	April 1, 2022 – March 31, 2023
Goldman Sachs High Yield Floating Rate Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Investment Grade Credit Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Local Emerging Markets Debt Fund	April 1, 2022 – March 31, 2023
Goldman Sachs U.S. Mortgages Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Bond Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Core Fixed Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Global Core Fixed Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Long Short Credit Strategies Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Strategic Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Dynamic Municipal Income Fund	April 1, 2022 – March 31, 2023
Goldman Sachs High Yield Municipal Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Municipal Income Completion Fund	April 1, 2022 – March 31, 2023
Goldman Sachs Short Duration Tax-Free Fund	April 1, 2022 – March 31, 2023

Information Classification: Confidential

2